Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Schedule of contractual maturities for the financial liabilities

The following are the contractual maturities for the financial liabilities:

	December 31,
	2021
		Total	Less
	Carrying	contractual	than	1 to 3
	amount	cash flows	1 year	Years	>3 years
	$	$	$	$	$
Accounts payable and accrued liabilities	24,853,497	24,853,497	24,853,497	—	—
Revolving line of credit	—	—	—	—	—
International Loans	882,085	882,085	467,312	414,773	—
Term Loans	5,916,956	6,222,416	2,478,838	3,743,578	—
Lease Obligation	4,206,869	4,724,847	2,058,161	2,666,686	—

	35,859,407	36,682,845	29,857,808	6,825,037	—

	December 31,
	2020
		Total	Less
	Carrying	contractual	than	1 to 3
	amount	cash flows	1 year	Years	>3 years
	$	$	$	$	$
Accounts payable and accrued liabilities	23,232,661	23,232,661	23,232,661	—	—
Revolving line of credit	—	—	—	—	—
International Loans	1,980,229	1,980,229	1,092,297	887,932	—
Term loans	8,278,004	8,710,774	2,481,550	6,229,224	—
Lease Obligation	6,892,017	7,315,497	3,366,199	3,949,298

	40,382,911	41,239,161	30,172,707	11,066,454

Schedule of balances held in U.S. dollars

Balances held in U.S. dollars are as follows in CAD:

	December 31,	December 31,
	2021	2020
	$	$
Cash	99,118,059	9,255,266
Accounts receivable	22,017,575	24,011,673
Accounts payable	15,530,451	14,547,342